CONSOLIDATED BUSINESS SEGMENTS	12 Months Ended
Dec. 31, 2015
Consolidated Business Segments [Member]
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
CONSOLIDATED BUSINESS SEGMENTS

(In millions of Canadian dollars)

Year ended December 31, 2015	Coated Papers	Uncoated Papers	Newsprint	Pulp	Corporate Adjustments and Other	Consolidated
Sales to external customers	$1,033.8	$382.5	$235.5	$278.8	$60.5	$1,991.1
Inter-segment sales	–	–	–	24.3	(24.3)	–
Depreciation and amortization	24.0	25.5	7.3	3.6	1.0	61.4
Restructuring (note 20)	–	1.8	–	–	–	1.8
Operating earnings (loss)	(25.1)	(11.2)	(10.4)	39.0	(5.0)	(12.7)
Total assets	258.8	350.1	196.3	83.2	30.7	919.1
Additions to property, plant and equipment	20.1	4.3	5.5	3.0	1.6	34.5

Year ended December 31, 2014	Coated Papers	Uncoated Papers	Newsprint	Pulp	Corporate Adjustments and Other	Consolidated
Sales to external customers	$181.7	$425.0	$237.9	$264.7	$–	$1,109.3
Inter-segment sales	–	–	–	27.9	(27.9)	–
Depreciation and amortization	6.5	28.4	7.3	2.4	–	44.6
Restructuring (note 20)	–	0.5	–	–	–	0.5
Impairment and other closure costs (note 6)	–	16.5	–	–	–	16.5
Operating earnings (loss)	(6.9)	(44.0)	(0.6)	38.0	–	(13.5)
Total assets	105.4	335.0	147.6	80.7	–	668.7
Additions to property, plant and equipment	4.8	9.1	3.3	4.7	–	21.9

Year ended December 31, 2013	Coated Papers	Uncoated Papers	Newsprint	Pulp	Corporate adjustments and Other	Consolidated
Sales to external customers	$176.4	$458.7	$192.3	$224.0	$–	$1,051.4
Inter-segment sales	–	–	–	24.8	(24.8)	–
Depreciation and amortization	8.0	32.4	5.1	1.5	–	47.0
Restructuring (note 20)	0.1	0.5	0.4	0.2	–	1.2
Impairment and other closure costs (note 6)	27.0	59.9	–	–	–	86.9
Operating earnings (loss)	(5.1)	(97.2)	8.4	6.1	–	(87.8)
Total assets	116.6	347.4	149.9	86.2	–	700.1
Additions to property, plant and equipment	3.8	11.6	2.0	6.0	–	23.4

The accompanying notes are an integral part of the audited consolidated financial statements.

Consolidated Geographic Business Segments [Member]
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
CONSOLIDATED GEOGRAPHIC BUSINESS SEGMENTS

(In millions of Canadian dollars)
Year ended December 31, 2015	Coated Papers	Uncoated Papers	Newsprint	Pulp	Other	Total
Sales by shipment destination:
Canada	$57.8	$42.5	$41.4	$–	$1.0	$142.7
United States	907.7	293.0	57.3	10.1	44.6	1,312.7
Asia and Australasia	7.7	19.0	64.4	267.5	12.7	371.3
Latin America	59.3	27.8	72.4	–	2.2	161.7
Europe and other	1.3	0.2	–	1.2	–	2.7
	$1,033.8	$382.5	$235.5	$278.8	$60.5	$1,991.1

Year ended December 31, 2014	Coated Papers	Uncoated Papers	Newsprint	Pulp	Total
Sales by shipment destination:
Canada	$11.9	$48.6	$48.1	$–	$108.6
United States	155.5	322.0	53.4	1.1	532.0
Asia and Australasia	8.4	25.7	64.1	263.3	361.5
Latin America	5.9	28.3	72.3	0.2	106.7
Europe and other	–	0.4	–	0.1	0.5
	$181.7	$425.0	$237.9	$264.7	$1,109.3

Year ended December 31, 2013	Coated Papers	Uncoated Papers	Newsprint	Pulp	Total
Sales by shipment destination:
Canada	$10.6	$69.3	$41.7	$–	$121.6
United States	148.1	335.7	40.1	–	523.9
Asia and Australasia	10.8	26.1	42.3	223.8	303.0
Latin America	6.9	27.6	68.2	–	102.7
Europe and other	–	–	–	0.2	0.2
	$176.4	$458.7	$192.3	$224.0	$1,051.4

	December 31,	December 31,
	2015	2014
Property, plant and equipment by geographic location:

Canada	$350.2	$379.3
USA	106.7	–
	$456.9	$379.3

The accompanying notes are an integral part of the audited consolidated financial statements.